Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Derivative Instruments [Table Text Block]

(In thousands, except percentages and years)	December 31, 2011
Notional amount	$5,000
Weighted average pay rate	3.94%
Weighted average receive rate (three-month LIBOR)	0.32%
Weighted average maturity in years	0.25
Unrealized loss relating to interest rate swaps	$(43)